Cover	12 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Matrix Service Company
Entity Central Index Key	0000866273